Consolidated statements of income - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Consolidated statements of income
Net revenue	R$ 1,232,074	R$ 1,001,710	R$ 572,837
Cost of sales	(294,407)	(221,130)	(117,258)
Gross profit	937,667	780,580	455,579
Selling expenses	(496,298)	(372,269)	(199,780)
General and administrative expenses	(328,643)	(270,558)	(191,438)
Other income (expenses), net	16,673	(2,258)	(6,287)
Operating profit	129,399	135,495	58,074
Finance income	91,212	45,211	72,047
Finance costs	(372,086)	(142,013)	(170,855)
Finance result	(280,874)	(96,802)	(98,808)
Share of (loss) profit of equity-accounted investees	(22,182)	409	(1,800)
(Loss) profit before income taxes	(173,657)	39,102	(42,534)
Income taxes - income (expense)
Current	(65,609)	(87,379)	(46,850)
Deferred	81,183	65,057	79,953
Income taxes - income (expense)	15,574	(22,322)	33,103
Net (loss) profit for the year	(158,083)	16,780	(9,431)
Equity holders of the parent	(158,083)	16,780	(9,431)
Non-controlling interests
Class A common shares
Income taxes - income (expense)
Equity holders of the parent	R$ (70,929)	R$ 8,534	R$ (4,379)
Basic earnings per share - in Brazilian reais	R$ (3.18)	R$ 0.30	R$ (0.18)
Diluted earnings per share - in Brazilian reais	R$ (3.18)	R$ 0.30	R$ (0.18)
Class B common shares
Income taxes - income (expense)
Equity holders of the parent	R$ (87,154)	R$ 8,246	R$ (5,052)
Basic earnings per share - in Brazilian reais	R$ (3.18)	R$ 0.30	R$ (0.18)
Diluted earnings per share - in Brazilian reais	R$ (3.18)	R$ 0.30	R$ (0.18)